Document and Entity Information	9 Months Ended
	Sep. 30, 2011	Oct. 24, 2011
Document And Entity Information
Entity Registrant Name	Omagine, Inc.
Entity Central Index Key	0000820600
Document Type	S-1
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		12,918,993
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011

CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash	$ 257,851	$ 148,217
Prepaid expenses and other current assets		150
Total Current Assets	257,851	148,367
PROPERTY AND EQUIPMENT:
Office and computer equipment	132,570	132,570
General plant	17,800	17,800
Furniture and fixtures	15,951	15,951
Leasehold improvements	866	866
[PropertyPlantAndEquipmentGross]	167,187	167,187
Less: Accumulated depreciation and amortization	(163,795)	(160,990)
[PropertyPlantAndEquipmentNet]	3,392	6,197
Other assets	13,161	13,361
TOTAL ASSETS:	274,404	167,925
CURRENT LIABILITIES:
Convertible notes payable and accrued interest	635,079	596,888
Accounts payable	456,484	403,095
Accrued officers payroll	447,300	457,299
Due officers and directors	16,864	8,205
Accrued expenses and other current liabilities	66,555	50,483
Total Current Liabilities	1,622,282	1,515,970
Long Term Liabilities
TOTAL LIABILITIES:	1,622,282	1,515,970
STOCKHOLDERS' DEFICIENCY:
Preferred stock:$0.001 par value, Authorized: 850,000 shares, Issued and outstanding: - none
Common stock: $0.001 par value, Authorized: 50,000,000 shares, Issued and outstanding: 12,910,045 shares in 2011, 12,107,646 shares in 2010	12,911	12,108
Capital in excess of par value	20,139,018	18,913,269
Accumulated deficit	(21,563,735)	(20,273,422)
Total Omagine, Inc. stockholders' deficit	(1,411,806)	(1,348,045)
Noncontrolling interests in Omagine LLC	63,928
Total Stockholders' Deficiency	(1,347,878)	(1,348,045)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY	$ 274,404	$ 167,925

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preferred stock: par value	$ 0.001	$ 0.001
Preferred stock: authorized shares	850,000	850,000
Preferred stock: Issued shares	0	0
Preferred stock: Outstanding shares	0	0
Common stock: par value	$ 0.001	$ 0.001
Common stock: Authorized shares	50,000,000	50,000,000
Common stock: Issued shares	12,910,045	12,107,646
Common stock: Outstanding shares	12,910,045	12,107,646

CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
REVENUE:
Net sales
Total revenue
COSTS AND EXPENSES:
Cost of sales
Officers and directors compensation (including stock-based compensation of $18,432 and $22,819 for three months and $127,798 and $140,955 for nine months, respectively)	97,682	95,319	365,548	358,455
Professional fees	34,425	44,189	89,580	159,419
Commitment fees incurred in connection with the New SEDA (satisfied through issuance of common stock)	85,717	22,286	125,733	37,612
Consulting fees			300,000
Travel	23,120	55,430	77,110	80,014
Occupancy	27,412	44,002	110,620	108,822
Other general and administrative	56,718	54,577	181,947	171,468
Total Costs and Expenses	325,074	315,803	1,250,538	915,790
OPERATING LOSS	(325,074)	(315,803)	(1,250,538)	(915,790)
Interest income
Interest expense	(14,032)	(9,560)	(41,419)	(25,197)
NET LOSS	(339,106)	(325,363)	(1,291,957)	(940,987)
Add net loss attributable to noncontrolling intersets in Omagine LLC	1,644		1,644
NET LOSS ATTRIBUTABLE TO OMAGINE, INC.	$ (337,462)	$ (325,363)	$ (1,290,313)	$ (940,987)
LOSS PER SHARE - BASIC AND DILUTED	$ (0.03)	$ (0.03)	$ (0.1)	$ (0.08)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING -
BASIC AND DILUTED	12,808,779	11,945,631	12,608,235	11,583,327

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Income Statement [Abstract]
Stock-based compensation	$ 18,432	$ 22,819	$ 127,798	$ 140,955

CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to Omagine, Inc.	$ (1,290,313)	$ (940,987)
Adjustments to reconcile net loss to net cash flows used by operating activities:
Net loss attributable to noncontrolling interests in Omagine LLC	(1,644)
Depreciation and amortization	2,805	2,843
Stock based compensation related to stock options	69,374	82,530
Issuance of Common Stock for 401K contribution	72,500	72,500
Issuance of Common Stock for stockholder investor relations		47,500
Issuance of Common Stock in payment of salaries payable	187,500	100,000
Issuance of stock grant to consultant	6,750
Issuance of Common Stock in satisfaction of the New SEDA commitment fees	300,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets and other assets	350	(1,155)
Accounts payable	53,389	9,205
Accrued expenses and other current liabilities	16,072	16,639
Accrued officers' payroll	(9,999)	67,500
Accrued Interest on convertible notes payable	38,191	21,163
Net cash flows used by operating activities	(555,025)	(522,262)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loans from officers and directors	8,659	1,341
Proceeds from sales of Common Stock	500,000	400,000
Capital contributions from noncontrolling interests in Omagine LLC	156,000
Issuance of convertible notes payable		175,000
Net cash flows provided by financing activities	664,659	576,341
NET CHANGE IN CASH	109,634	54,079
CASH BEGINNING OF PERIOD	148,217	155,821
CASH END OF PERIOD	257,851	209,900
Income taxes paid	1,289	3,031
Interest paid

CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIENCY (Unaudited) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2011
Balances, beginning		$ (1,348,045)
Balances, beginning, shares		12,107,646
Contribution of Common Stock to 401K Plan		72,500
Stock option expense		69,374
Sale of Common Stock		265,000
Stock grant to consultant		6,750
Issuance of Common Stock in satisfaction of the New SEDA Commitment Fees		300,000
Sale of Common Stock under Old Standby Equity Distribution Agreement (Old SEDA)		165,000
Sale of Common Stock under New Standby Equity Distribution Agreement (New SEDA)		70,000
Stock options exercised by officers		187,500
Adjustments for noncontrolling interests in Omagine LLC		154,356
Net Loss	(337,462)	(1,290,313)
Balances, ending	(1,411,806)	(1,411,806)
Balances, ending, shares	12,910,045	12,910,045
Common Stock
Balances, beginning		12,108
Balances, beginning, shares		12,107,646
Contribution of Common Stock to 401K Plan		52
Contribution of Common Stock to 401K Plan, shares		51,784
Stock option expense
Sale of Common Stock		131
Stock grant to consultant		15
Stock grant to consultant, shares		15,000
Issuance of Common Stock in satisfaction of the New SEDA Commitment Fees		244
Issuance of Common Stock in satisfaction of the New SEDA Commitment Fees, shares		244,216
Sale of Common Stock under Old Standby Equity Distribution Agreement (Old SEDA)		193
Sale of Common Stock under Old Standby Equity Distribution Agreement(Old SEDA),shares		193,442
Sale of Common Stock under New Standby Equity Distribution Agreement (New SEDA)		18
Sale of Common Stock under New Standby Equity Distribution Agreement (New SEDA), shares		17,519
Stock options exercised by officers		150
Stock options exercised by officers, shares		150,000
Adjustments for noncontrolling interests in Omagine LLC
Net Loss
Balances, ending	12,911	12,911
Balances, ending, shares	12,910,045	12,910,045
Capital in Excess of Par Value
Balances, beginning		18,913,269
Contribution of Common Stock to 401K Plan		72,448
Stock option expense		69,374
Sale of Common Stock		264,869
Stock grant to consultant		6,735
Issuance of Common Stock in satisfaction of the New SEDA Commitment Fees		299,756
Sale of Common Stock under Old Standby Equity Distribution Agreement (Old SEDA)		164,807
Sale of Common Stock under New Standby Equity Distribution Agreement (New SEDA)		69,982
Stock options exercised by officers		187,350
Adjustments for noncontrolling interests in Omagine LLC		90,428
Net Loss
Balances, ending	20,139,018	20,139,018
Deficit
Balances, beginning		(20,273,422)
Contribution of Common Stock to 401K Plan
Stock option expense
Sale of Common Stock
Stock grant to consultant
Issuance of Common Stock in satisfaction of the New SEDA Commitment Fees
Sale of Common Stock under Old Standby Equity Distribution Agreement (Old SEDA)
Sale of Common Stock under New Standby Equity Distribution Agreement (New SEDA)
Stock options exercised by officers
Adjustments for noncontrolling interests in Omagine LLC		0
Net Loss		(1,290,313)
Balances, ending	(21,563,735)	(21,563,735)
Noncontrolling interests in Omagine LLC
Balances, beginning
Contribution of Common Stock to 401K Plan
Stock option expense
Sale of Common Stock
Stock grant to consultant
Issuance of Common Stock in satisfaction of the New SEDA Commitment Fees
Sale of Common Stock under Old Standby Equity Distribution Agreement (Old SEDA)
Sale of Common Stock under New Standby Equity Distribution Agreement (New SEDA)
Stock options exercised by officers
Adjustments for noncontrolling interests in Omagine LLC		63,928
Net Loss
Balances, ending	$ 63,928	$ 63,928

BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2011
Basis Of Presentation
BASIS OF PRESENTATION
NOTE 1 - BASIS OF PRESENTATION

The consolidated balance sheet for Omagine, Inc. and subsidiaries (the “Company”) at the end of the preceding fiscal year has been derived from the audited balance sheet and notes thereto contained in the Company's annual report on Form 10-K for its fiscal year ended December 31, 2010 and is presented herein for comparative purposes. All other financial statements are unaudited. In the opinion of management, all adjustments, which include only normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for all periods presented, have been made.

The results of operations for the interim periods presented herein are not necessarily indicative of operating results for the respective full years. As of the date of this report Omagine, Inc. (“Omagine”) has two subsidiaries, wholly-owned Journey of Light, Inc. (“JOL”) and 60% owned Omagine LLC (“LLC”). The Company conducts all of its operations through its subsidiaries. All inter-company transactions have been eliminated in the consolidated financial statements. (See: Principles of Consolidation below in this Note 1).

Certain footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been omitted in accordance with the published rules and regulations of the Securities and Exchange Commission. These financial statements should be read in conjunction with the financial statements and notes thereto included in the Company's annual report on Form 10-K for the fiscal year ended December 31, 2010.

Earnings (Loss) Per Share – Basic earnings (loss) per share is based upon the weighted-average number of common shares outstanding during the respective period. Diluted earnings (loss) per share is based upon the weighted-average number of common shares and dilutive securities (such as stock options and convertible securities) outstanding during the respective period and dilutive securities having an anti-dilutive effect on diluted earnings (loss) per share are excluded from such calculation.

For the nine months ended September 30, 2011 and 2010, the shares of common stock (“Common Stock”) underlying the following dilutive securities were excluded from the calculation of diluted shares outstanding as the effect of their inclusion would be anti-dilutive:

	Shares Issuable
	Nine Months Ended September 30,
	2011	2010
Convertible Notes	283,006	206,008
Stock Options	324,000	404,000
Total Shares of Common Stock	607,006	610,008

Principles of Consolidation – The consolidated financial statements included in this report include the accounts of Omagine and its subsidiaries, JOL and LLC. All intercompany transactions have been eliminated in consolidation. As of the date of this report LLC is owned 60% by Omagine. In May 2011, Omagine and three new investors entered into a shareholders’ agreement (the “Shareholder Agreement”) pursuant to which Omagine’s 100% ownership of LLC was reduced to 60%. On September 13, 2011, the Ministry of Commerce and Industry delivered to Omagine LLC a copy of the official registration (the “Registration”) of the following persons and their ownership percentages as recorded and registered with the Government of Oman as Omagine LLC’s shareholders:

Omagine, Inc. (60%)
Office of Royal Court Affairs (25%)
Consolidated Contracting Company S.A. (10%) and
Consolidated Contractors (Oman) Company LLC (5%)

The Office of Royal Court Affairs (“RCA”) is an organization representing the personal interests of His Majesty Sultan Qaboos bin Said, the ruler of Oman.

Consolidated Contractors International Company, SAL, (“CCIC”) is a 60 year old Lebanese multi-national company headquartered in Athens, Greece. In 2010 CCIC had approximately five and one-half (5.5)  billion dollars in annual revenue, one hundred twenty thousand (120,000) employees worldwide, and operating subsidiaries in among other places, every country in the Middle East.

Consolidated Contracting Company S.A. is a wholly owned subsidiary of CCIC and is its investment arm.

Consolidated Contractors (Oman) Company LLC, is a construction company with approximately 13,000 employees in Oman.

GOING CONCERN AND LIQUIDITY	9 Months Ended
Sep. 30, 2011
Going Concern And Liquidity
GOING CONCERN AND LIQUIDITY
NOTE 2 - GOING CONCERN AND LIQUIDITY

At September 30, 2011, the negative working capital of the Company was $1,364,431. Further, the Company incurred net losses of $1,290,313 and $1,277,001 for the nine months ended September 30, 2011 and for the year ended December 31, 2010, respectively. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The continued existence of the Company is dependent upon its ability to execute its business plan and attain profitable operations or obtain additional financing.

CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST	9 Months Ended
Sep. 30, 2011
Convertible Notes Payable And Accrued Interest
CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST
NOTE 3 – CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST

Convertible notes payable and accrued interest thereon consist of:

	September 30,	December 31,
	2011	2010
Due to the president of the Company, interest at 8%, due on demand, convertible into common stock at a conversion price of $2.00 per share:
Principal	192,054	192,094
Accrued interest	47,777	36,285

Due to the secretary of the Company, interest at 8%, due on demand, convertible into common stock at a conversion price of $2.00 per share:
Principal	39,961	39,961
Accrued interest	9,941	7,550

Due to a director of the Company, interest at 10%, due on demand,
($100,000) and November 4, 2011 ($50,000), convertible into common stock at a conversion price of $2.50 per share:
Principal	150,000	150,000
Accrued interest	14,904	3,685

Due to investors, interest at 15%, due on demand, convertible into common stock at a conversion price of $2.50 per share:
Principal	50,000	50,000
Accrued interest	19,284	13,675

Due to investors, interest at 10%, due on demand, convertible into common stock at a conversion price of $2.50 per share:
Principal	100,000	100,000
Accrued interest	11,158	3,678

Totals	$635,079	$596,888

COMMON STOCK	9 Months Ended
Sep. 30, 2011
CommonStockAbstract
COMMON STOCK
NOTE 4 – COMMON STOCK

In March 2010, the Company issued and contributed a total of 289,996 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan.

From January 2010 to June 2010, the Company issued a total of 618,697 shares of Common Stock for proceeds of $250,000 under the Old Standby Equity Distribution Agreement with YA Global Investments L.P. (See Note 6).

In June of 2010, the Company issued 118,750 shares of Common Stock in payment of $47,500 in stockholder relations consulting fees.

In January 2011, the Company issued and contributed a total of 51,784 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan.

From January 2011 to June 2011 the Company issued a total of 193,442 shares of Common Stock for proceeds of $165,000 under the Old Standby Equity Distribution Agreement with YA Global Investments L.P. (See Note 6).

From January to September of 2011, the Company sold to accredited investors 130,438 shares of Common Stock for proceeds of $265,000.

On March 4, 2011, the Company issued 15,000 shares of Common Stock to a consultant for services rendered.

In May and June 2011, the Company issued a total of 244,216 shares of Common Stock to YA Global Master SPV Ltd. in satisfaction of $300,000 commitment fees due in connection with the New SEDA (See Note 6).

In August and September of 2011, the Company issued a total of 17,519 shares of Common Stock for proceeds of $70,000 under the New Standby Equity Distribution Agreement with YA Global Master SPV LTD. (See Note 6).

In August 2011, the Company issued a total of 150,000 shares of Common Stock to its president and secretary pursuant to their exercise of stock options granted to them in the year 2001 at the exercise price of $1.25 per share. The $187,500 exercise amount was satisfied by a $187,500 reduction in accrued payroll due these two officers.

STOCK OPTIONS	9 Months Ended
Sep. 30, 2011
Stock Options
STOCK OPTIONS
NOTE 5 – STOCK OPTIONS

The following is a summary of stock option activity for the nine months ended September 30, 2011:

Outstanding at January 1, 2011	528,000
Granted and issued	6,000
Exercised	(150,000)
Forfeited/expired/cancelled	-
Outstanding at September 30, 2011	384,000
Exercisable at September 30, 2011	324,000

Stock options outstanding at September 30, 2011 (all non-qualified) consist of:

Year	Number	Number	Exercise	Expiration
Granted	Outstanding	Exercisable	Price	Date
2005	40,000	40,000	$4.10	December 31, 2011
2007	160,000	160,000	$1.25	March 31, 2017
2007	12,000	12,000	$4.50	October 29, 2012
2008	6,000	6,000	$4.00	December 31, 2012
2008(A)	150,000	90,000	$2.60	September 23, 2018
2008	6,000	6,000	$2.60	September 23, 2013
2010	4,000	4,000	$0.51	June 30, 2015
2011	6,000	6,000	$0.85	May 16, 2016
Totals	384,000	324,000

(A)
The 60,000 unvested options relating to the 2008 grant are scheduled to vest 30,000 on each September 24, 2012 and 2013.
 As of September 30, 2011, there was $151,637 of total unrecognized compensation cost relating to unexpired stock options. That cost is expected to be recognized $23,124 in 2011, $75,447 in 2012 and $53,066 in 2013.

COMMITMENTS	9 Months Ended
Sep. 30, 2011
Commitments
COMMITMENTS
NOTE 6 – COMMITMENTS

Leases

The Company leases its executive office in New York, New York under a ten-year lease entered into in February 2003. The Company also leases office space in Muscat, Oman under a lease expiring December 31, 2011. Rent expense for the nine months ended September 30, 2011 and 2010 was $110,620 and $108,822, respectively.

At September 30, 2011, the future minimum lease payments under non-cancelable operating leases are as follows:

2011	14,200
2012	56,800
2013	9,466
Total	$80,466

Employment Agreements

Pursuant to an employment agreement dated September 1, 2001, Omagine was obligated to pay its President and Chief Executive Officer an annual base salary of $125,000 through December 31, 2010 plus an additional amount based on a combination of net sales and earnings before taxes. The Company’s Compensation Committee expects to decide terms of a new employment agreement in the fourth quarter of 2011. For the nine months ended September 30, 2011, the Company has continued to accrue salaries payable to the President on the basis of an annual salary of $125,000.

Omagine had been obligated to employ its Vice-President and Secretary under an employment agreement which was cancelled. Provided the Company is successful in signing the Development Agreement with the Government of Oman for the Omagine Project, the Company intends to enter into a new employment agreement with this individual.

Equity Financing Agreements

On December 22, 2008, Omagine entered into a Standby Equity Distribution Agreement (the “SEDA”) with YA Global Investments, L.P. (“YA”). The SEDA expired on April 30, 2011. Pursuant to the terms of the SEDA, Omagine could, at its sole option and upon giving written notice to YA (a “Purchase Notice”), sell shares of its Common Stock (the “Shares”) to YA at a per Share “Purchase Price” equal to 95% of the lowest daily volume weighted average price for a share of Omagine’s Common Stock as quoted by Bloomberg, L.P. during the five (5) consecutive trading days following such Purchase Notice (the “Pricing Period”). During the term of the SEDA, Omagine was not obligated to sell any Shares to YA but could, in its sole discretion, sell that number of Shares valued at the Purchase Price from time to time in effect that equaled up to $5,000,000 in the aggregate. YA was obligated to purchase such Shares from Omagine subject to certain conditions including (i) Omagine filing a registration statement with the Securities and Exchange Commission (the “SEC”) to register the Shares (“Registration Statement”), (ii) the SEC declaring such Registration Statement effective, (iii) periodic sales of Shares to YA had to be separated by a time period equal to the Pricing Period, and (iv) the amount of any such individual periodic sale of Shares could not exceed $200,000. All sales of Shares pursuant to the SEDA were made at the sole discretion of the Company. The Registration Statement filed by the Company with the SEC was declared effective by the SEC as of May 1, 2009 and its effective status expired on April 30, 2010. The Company filed a new Registration Statement with the SEC to continue to make sales available to it pursuant to the SEDA and the SEC declared such new Registration Statement to be effective as of June 7, 2010. The SEDA expired on April 30, 2011.

On May 4, 2011, Omagine executed a new two year SEDA (the “New SEDA”) with YA Global Master SPV Ltd. (“YA Ltd”) on substantially the same terms and conditions as the SEDA executed between YA and Omagine in December 2008. Pursuant to the New SEDA, Omagine issued 176,471 restricted shares of Common Stock to YA Ltd in satisfaction of a $150,000 commitment fee due to YA Ltd pursuant to the New SEDA. On June 21, 2011, Omagine and YA Ltd amended the New SEDA to increase the commitment amount under the New SEDA from $5 million to $10 million and to pay YA Ltd an additional $150,000 commitment fee. In June 2011 Omagine issued 67,745 restricted shares of its Common Stock to YA Ltd in satisfaction of the additional commitment fee of $150,000.

Omagine Project

The Company’s proposed Omagine Project is planned to be developed on one million square meters (equal to approximately 245 acres) of beachfront land facing the Gulf of Oman (the “Omagine Site”) just west of the capital city of Muscat and nearby Muscat International Airport. The Company is waiting the signing of a Development Agreement between LLC and the Government of Oman for the Omagine Project.

The Omagine Project contemplates the integration of cultural, heritage, educational, entertainment and residential components, including a theme park and associated exhibition buildings, shopping and retail establishments, restaurants and several million square feet of residential development.

Omagine LLC Shareholder Agreement

In May 2011, Omagine, Inc. and three new investors entered into a Shareholder Agreement relating to Omagine LLC. Pursuant to the Shareholder Agreement, Omagine, Inc. made an OMR 7,500 (approximately $19,500) capital contribution to Omagine LLC on June 9, 2011 and agreed to make an additional capital contribution to Omagine LLC of OMR 210,000 (approximately $546,000) after execution of the Development Agreement between the Government of Oman and Omagine LLC and before the Financing Agreement Date.  In exchange for a 40% share ownership of Omagine LLC, the other three investors made capital contributions to Omagine LLC totaling OMR 60,000 (approximately $156,000) and agreed to make additional capital contributions to Omagine LLC totaling OMR 26,628,125 (approximately $69,233,125) at the Financing Agreement Date.

SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 7 – SUBSEQUENT EVENTS

In October of 2011, the Company issued a total of 8,948 shares of Common Stock for proceeds of $25,000 under the New Standby Equity Distribution Agreement with YA Global Master SPV, Ltd. (See Note 6)